Property and Equipment - Cost (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		$ 216,259
Impairment loss		(334)	$ (166)	$ (274)
Property, plant and equipment at end of period	$ 311,234	215,872	216,259
Gross Balance
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		548,349	532,913
Additions		28,065	23,224
Disposals/write-downs/sales		(18,775)	(7,785)
Accumulated depreciation (see (a.2))		(341,433)	(332,090)
Impairment loss		(334)	(3)
Property, plant and equipment after considering accumulated depreciation		215,872	216,259
Property, plant and equipment at end of period			548,349	532,913
Gross Balance | Land and Buildings
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		311,428	302,187
Additions		12,589	10,606
Disposals/write-downs/sales		(3,145)	(1,365)
Accumulated depreciation (see (a.2))		(150,099)	(142,768)
Impairment loss		(287)
Property, plant and equipment after considering accumulated depreciation		170,486	168,660
Property, plant and equipment at end of period			311,428	302,187
Gross Balance | Equipment
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		184,369	180,322
Additions		12,702	8,898
Disposals/write-downs/sales		(13,845)	(4,851)
Accumulated depreciation (see (a.2))		(148,455)	(148,006)
Impairment loss		(6)
Property, plant and equipment after considering accumulated depreciation		34,765	36,363
Property, plant and equipment at end of period			184,369	180,322
Gross Balance | Other
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		52,552	50,404
Additions		2,774	3,720
Disposals/write-downs/sales		(1,785)	(1,569)
Accumulated depreciation (see (a.2))		(42,879)	(41,316)
Impairment loss		(41)	(3)
Property, plant and equipment after considering accumulated depreciation		$ 10,621	11,236
Property, plant and equipment at end of period			$ 52,552	$ 50,404